Employee Benefits	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Employee Benefits

NOTE 24: EMPLOYEE BENEFITS

PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS

The Bank’s principal defined benefit pension plans, consisting of The Pension Fund Society of The Toronto-Dominion Bank (the “Society”) and the defined benefit portion of the TD Pension Plan (Canada) (the “TDPP DB”), are for Canadian Bank employees. The Society was closed to new members on January 30, 2009, and the TDPP DB commenced on March 1, 2009. Effective December 31, 2018, the TDPP DB was closed to new employees hired after that date. All new permanent employees hired in Canada on or after January 1, 2019 are eligible to join the defined contribution portion of the TDPP (the “TDPP DC”) after one year of service. Benefits under the principal defined benefit pension plans are determined based upon the period of plan participation and the average salary of the member in the best consecutive five years in the last ten years of combined plan membership. Benefits under the TDPP DC are funded from the balance of the accumulated contributions of the member and the Bank plus the member’s investment earnings.

Funding for the Bank’s principal defined benefit pension plans is provided by contributions from the Bank and members of the plans. In accordance with legislation, the Bank contributes amounts, as determined on an actuarial basis, to the plans and has the ultimate responsibility for ensuring that the liabilities of the plans are adequately funded over time. The Bank’s contributions to the principal defined benefit pension plans during 2020 were $463 million (2019 – $352 million). The 2020 and 2019 contributions were made in accordance with the actuarial valuation reports for funding purposes as at October 31, 2019 and October 31, 2018, respectively. Valuations for funding purposes are being prepared as of October 31, 2020. Annual expense for the TDPP DC is equal to the Bank’s contributions to the plan.

The Bank also provides certain post-retirement benefits, which are generally unfunded. Post-retirement defined benefit plans, where offered, generally include health care and dental benefits or an annual discount amount to be used to reduce the cost of coverage. Employees must meet certain age and service requirements to be eligible for post-retirement benefits and are generally required to pay a portion of the cost of the benefits. Effective June 1, 2017, the Bank’s principal post-retirement defined benefit plan was closed to new employees hired on or after that date.

INVESTMENT STRATEGY AND ASSET ALLOCATION

The principal defined benefit plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan’s respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans. The investment policies for the principal defined benefit pension plans generally do not apply to the Pension Enhancement Account (PEA) assets, which are invested at the members’ discretion in certain mutual and pooled funds.

The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation[1]
(millions of Canadian dollars except as noted)	Society[2]						TDPP[2]
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2020			Quoted	Unquoted			Quoted	Unquoted
Debt	30-70%	55%	$–	$3,670	25-50%	40%	$–	$940
Equity	24-55	31	685	1,402	30-70	47	344	756
Alternative investments[3]	6-35	14	–	899	5-35	13	–	301

Other[4]	n/a	n/a	–	(685)	n/a	n/a	–	(72)
Total		100%	$685	$5,286		100%	$344	$1,925

As at October 31, 2019
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	368	639
Alternative investments[3]	6-35	13	–	760	5-35	12	–	229

Other[4]	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$368	$1,613

As at October 31, 2018
Debt	40-70%	55%	$–	$2,885	25-50%	34%	$–	$497
Equity	24-42	34	897	869	30-65	58	283	583
Alternative investments[3]	6-35	11	–	551	3-25	8	–	122

Other[4]	n/a	n/a	–	(107)	n/a	n/a	–	63
Total		100%	$897	$4,198		100%	$283	$1,265

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
[2]	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
[3]	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
[4]	Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, PEA assets, and interest and dividends receivable.

Public debt instruments of the Bank’s principal defined benefit pension plans must meet or exceed a credit rating of BBB- at the time of purchase.

The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across medium to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio. Foreign equities are included to further diversify the portfolio.

Derivatives can be utilized in the principal defined benefit pension plans provided they are not used to create financial leverage, unless the financial leverage is for risk management purposes. They are permitted to invest in alternative investments, such as private equity, infrastructure equity, and real estate.

RISK MANAGEMENT PRACTICES

The Bank’s principal defined benefit pension plans are overseen by a single retirement governance structure established by the Human Resources Committee of the Bank’s Board of Directors. The governance structure utilizes retirement governance committees who have responsibility to oversee plan operations and investments, acting in a fiduciary capacity. Strategic, material plan changes require the approval of the Bank’s Board of Directors.

The principal defined benefit pension plans’ investments include financial instruments which are exposed to various risks. These risks include market risk (including foreign currency, interest rate, inflation, price, credit spread risks), credit risk, and liquidity risk. Key material risks faced by defined benefit plans are a decline in interest rates or credit spreads, which could increase the defined benefit obligation by more than the change in the value of plan assets, and from longevity risk (that is, lower mortality rates).

Asset-liability matching strategies focus on obtaining an appropriate balance between earning an adequate return and having changes in liability values hedged by changes in asset values.

The principal defined benefit pension plans manage these financial risks in accordance with the Pension Benefits Standards Act, 1985, applicable regulations, as well as the plans’ written investment policies. Specific risk management practices monitored for the principal defined benefit pension plans include performance, credit exposure, and asset mix.

OTHER PENSION AND POST-RETIREMENT BENEFIT PLANS

CT Pension Plan

As a result of the acquisition of CT Financial Services Inc. (CT), the Bank sponsors a defined benefit pension plan, which is closed to new members, but for which active members continue to accrue benefits. Funding for the plan is provided by contributions from the Bank and members of the plan.

TD Bank, N.A. Retirement Plans

TD Bank, N.A. and its subsidiaries maintain a defined contribution 401(k) plan covering all employees. Annual expense is equal to the Bank’s contributions to the plan.

TD Bank, N.A. also has frozen defined benefit pension and post-retirement benefit plans covering certain legacy TD Banknorth and TD Auto Finance (legacy Chrysler Financial) employees. TD Bank, N.A. also has closed post-retirement benefit plans, which include limited medical coverage and life insurance benefits, covering certain groups of employees from legacy organizations.

Supplemental Employee Pension Plans

Supplemental employee pension plans for eligible employees are not funded by the Bank.

Government Pension Plans

The Bank also makes contributions to government pension plans, including the Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.

The following table presents the financial position of the Bank’s principal defined benefit pension and post-retirement benefit plans and the Bank’s significant other defined benefit pension and post-retirement benefit plans. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets and Funded Status
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal post-retirement benefit plan[1]			Other pension and post-retirement benefit plans[2]
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,558	$6,539	$7,082	$620	$535	$558	$2,948	$2,569	$2,750
Obligations included due to The Retirement Benefit Plan merger[3]	–	–	6	–	–	–	–	–	–
Service cost – benefits earned	467	326	407	17	14	15	9	9	10
Interest cost on projected benefit obligation	236	240	217	17	20	18	80	106	96
Remeasurement (gain) loss – financial	617	1,565	(969)	(101)	92	(42)	128	430	(190)
Remeasurement (gain) loss – demographic	–	–	–	(44)	(26)	–	(80)	2	(8)
Remeasurement (gain) loss – experience	56	83	22	9	–	2	9	6	14
Members’ contributions	107	107	104	–	–	–	–	–	–
Benefits paid	(373)	(303)	(330)	(12)	(15)	(16)	(144)	(143)	(137)
Change in foreign currency exchange rate	–	–	–	–	–	–	20	(1)	31

Past service cost (credit)[4]	–	1	–	–	–	–	(3)	(30)	3

Projected benefit obligation as at October 31	9,668	8,558	6,539	506	620	535	2,967	2,948	2,569
Change in plan assets
Plan assets at fair value at beginning of year	7,817	6,643	6,536	–	–	–	1,959	1,733	1,855
Assets included due to The Retirement Benefit Plan merger[3]	–	–	10	–	–	–	–	–	–
Interest income on plan assets	221	253	209	–	–	–	52	73	66
Remeasurement gain (loss) – return on plan assets less interest income	15	773	(231)	–	–	–	96	205	(109)
Members’ contributions	107	107	104	–	–	–	–	–	–
Employer’s contributions	463	352	355	12	15	16	72	96	37
Benefits paid	(373)	(303)	(330)	(12)	(15)	(16)	(144)	(143)	(137)
Change in foreign currency exchange rate	–	–	–	–	–	–	18	(1)	27

Defined benefit administrative expenses	(10)	(8)	(10)	–	–	–	(7)	(4)	(6)

Plan assets at fair value as at October 31	8,240	7,817	6,643	–	–	–	2,046	1,959	1,733
Excess (deficit) of plan assets at fair value over projected benefit obligation	(1,428)	(741)	104	(506)	(620)	(535)	(921)	(989)	(836)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(14)	(13)	(13)

Net defined benefit asset (liability)	(1,428)	(741)	104	(506)	(620)	(535)	(935)	(1,002)	(849)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	467	326	407	17	14	15	9	9	10
Net interest cost (income) on net defined benefit liability (asset)	15	(13)	8	17	20	18	28	33	30
Past service cost (credit)[4]	–	1	–	–	–	–	(3)	(30)	3
Defined benefit administrative expenses	10	10	10	–	–	–	5	6	4
Total expense	$492	$324	$425	$34	$34	$33	$39	$18	$47
Actuarial assumptions used to determine the annual expense (percentage)
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%	3.07%	4.10%	3.60%	3.12%	4.37%	3.74%
Weighted-average rate of compensation increase	2.57	2.54	2.54	3.00	3.00	3.00	1.00	1.03	1.16
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage)
Weighted-average discount rate for projected benefit obligation	2.85%	3.08%	4.10%	2.76%	3.07%	4.10%	2.74%	3.12%	4.37%

Weighted-average rate of compensation increase	2.53	2.57	2.54	3.00	3.00	3.00	1.03	1.00	1.03

[1]

The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 3.26%. The rate is assumed to decrease gradually to 1.06% by the year 2040 and remain at that level thereafter (2019 – 4.18% grading to 2.42% by the year 2040 and remain at that level thereafter).

[2]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

[3]

During 2018, The Retirement Benefit Plan of The Toronto-Dominion Bank (the “RBP”) was deemed to be merged with the Society and previously undisclosed obligations and assets of the RBP are now included in fiscal 2018.

[4]	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

During the year ended October 31, 2021, the Bank expects to contribute $550 million to its principal defined benefit pension plans, $18 million to its principal post-retirement defined benefit plan, and $42 million to its other defined benefit pension and post-retirement benefit plans. Future contribution amounts may change upon the Bank’s review of its contribution levels during the year.

The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended
	October 31 2020	October 31 2019	October 31 2018
Defined contribution pension plans[1]	$169	$150	$136

Government pension plans[2]	347	324	293
Total	$516	$474	$429

[1]	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
[2]	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Assumptions related to future mortality which have been used to determine the defined benefit obligation and net benefit cost are as follows:

Assumed Life Expectancy at Age 65
(number of years)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	As at October 31
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Male aged 65 at measurement date	23.4	23.4	23.3	23.4	23.4	23.3	21.5	22.1	22.1
Female aged 65 at measurement date	24.2	24.1	24.1	24.2	24.1	24.1	23.1	23.7	23.7
Male aged 45 at measurement date	24.4	24.3	24.3	24.4	24.3	24.3	22.2	22.7	22.7
Female aged 45 at measurement date	25.1	25.1	25.0	25.1	25.1	25.0	23.9	24.5	24.5

The weighted-average duration of the defined benefit obligation for the Bank’s principal defined benefit pension plans, principal post-retirement defined benefit plan, and other defined benefit pension and post-retirement benefit plans at the end of the reporting period are 16 years (2019 – 16 years, 2018 – 15 years), 15 years (2019 – 18 years, 2018 – 17 years), and 13 years (2019 – 13 years, 2018 – 12 years), respectively.

The following table provides the sensitivity of the projected benefit obligation for the Bank’s principal defined benefit pension plans, the principal post-retirement defined benefit plan, and the Bank’s significant other defined benefit pension and post-retirement benefit plans to actuarial assumptions considered significant by the Bank. These include discount rate, life expectancy, rates of compensation increase, and health care cost initial trend rates, as applicable. For each sensitivity test, the impact of a reasonably possible change in a single factor is shown with other assumptions left unchanged.

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2020
	Obligation Increase (Decrease)
	Principal pension plans	Principal post- retirement benefit plan	Other pension and post- retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,718	$81	$391
1% increase in assumption	(1,314)	(65)	(322)
Rates of compensation increase
1% decrease in assumption	(345)	n/a	–	[1]
1% increase in assumption	333	n/a	–	[1]
Life expectancy
1 year decrease in assumption	(203)	(16)	(99)
1 year increase in assumption	200	16	99
Health care cost initial trend rate
1% decrease in assumption	n/a	(13)	n/a
1% increase in assumption	n/a	15	n/a
[1]	An absolute change in this assumption is immaterial.

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019	October 31 2018
Other assets
Principal defined benefit pension plans	$–	$–	$104
Other defined benefit pension and post-retirement benefit plans	3	6	3

Other employee benefit plans[1]	6	7	6

Total other assets	9	13	113
Other liabilities
Principal defined benefit pension plans	1,428	741	–
Principal post-retirement defined benefit plan	506	620	535
Other defined benefit pension and post-retirement benefit plans	938	1,008	852

Other employee benefit plans[1]	430	412	360

Total other liabilities	3,302	2,781	1,747
Net amount recognized	$(3,293)	$(2,768)	$(1,634)
[1]	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

The Bank recognized the following amounts in the Consolidated Statement of Other Comprehensive Income.

Amounts Recognized in the Consolidated Statement of Other Comprehensive Income[1]
(millions of Canadian dollars)	For the years ended
	October 31 2020	October 31 2019	October 31 2018
Actuarial gains (losses) recognized in Other Comprehensive Income
Principal defined benefit pension plans	$(658)	$(873)	$720
Principal post-retirement defined benefit plan	136	(66)	40
Other defined benefit pension and post-retirement benefit plans	36	(231)	60
Other employee benefit plans[2]	(44)	(75)	45
Total actuarial gains (losses) recognized in Other Comprehensive Income	$(530)	$(1,245)	$865

[1]	Amounts are presented on pre-tax basis.
[2]	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.